Analysis of changes in financing during the year (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
At 1 January	[1]	£ 46,490	£ 49,093
Issue of ordinary shares		17	144		£ 306
Net cash flows from financing activities	[2]	(2,547)	472		(5,509)
Redemption of debt preference shares					748
At 31 December		43,556	46,490	[1]	49,093	[1]
Share capital, share premium, paid-in equity and merger reserve
At 1 January		28,015	27,791		52,979
Issue of ordinary shares		17	144		306
Redemption of paid-in equity					(720)
Net cash flows from financing activities		17	144		(414)
Transfer to retained earnings					(25,789)
Redemption of debt preference shares					748
Other adjustments including foreign exchange					196
At 31 December		28,127	28,015		27,791
Employee share schemes | Share capital, share premium, paid-in equity and merger reserve
Issue of ordinary shares		£ 95	£ 80		£ 71

[1]	Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.
[2]	2018 and 2017 have been re-presented to align the balance sheet classification. MREL was previously presented in Operating activities and is now presented in Financing activities.